Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events,” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events and transactions that occurred after December 31, 2025, up through the date the Company issued the audited consolidated financial statements. Based on this evaluation, the Company determined that there were no subsequent events that require recognition or disclosure in these consolidated financial statements.